Right-of-Use Assets and Operating Lease Liabilities (Details) - Schedule of Carrying Amounts of Right-of-Use Assets - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Balance at January 1,	$ 2,688,208	$ 4,171,409
New leases	1,003,988	271,004
Termination of a lease	(112,912)
Depreciation expense	(816,084)	(1,042,981)
Exchange difference	(174,660)	(75,562)
Net book amount	$ 2,588,540	$ 3,323,870